Investments in subsidiaries, associates and joint ventures - Capital reduction (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Capital reduction in foreign subsidiary approved			$ 3,000
Gain related to reclassification of cumulative translation adjustments of investment	$ 1,132		$ 2,413
Ownership interest held (as a percent)		14.90%
VLI
Disclosure of associates [line items]
Proceeds from sale of interest in associate				$ 241
Ownership interest sold (as a percent)				29.60%
Ownership interest held (as a percent)				8.00%
Gain from sale of interest in associate				$ 172
BNDESPar | VLI
Disclosure of associates [line items]
Ownership interest held (as a percent)				8.00%